Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	5.15
Maximum Aggregate Offering Price	$ 36,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,978.51
Offering Note	The Amount Registered represents shares of Alto Ingredients, Inc. common stock, par value $0.001 per share (“Common Stock”) reserved for issuance under the Alto Ingredients, Inc. 2026 Omnibus Incentive Plan (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of outstanding shares of Common Stock. The Proposed Maximum Aggregate Offering Price Per Unit is estimated pursuant to Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of shares of Common Stock quoted on The Nasdaq Capital Market on June 22, 2026.